Goodwill and Intangible Assets - Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 187,530
Accumulated Amortization	(5,377)
Total	$ 182,153
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	16 years
Gross Carrying Amount	$ 17,800
Accumulated Amortization	(277)
Total	$ 17,523
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	3 years
Gross Carrying Amount	$ 4,600
Accumulated Amortization	(382)
Total	$ 4,218
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	9 years 1 month 6 days
Gross Carrying Amount	$ 165,100
Accumulated Amortization	(4,718)
Total	$ 160,382
Other finite-lived intangible assets
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	3 years
Gross Carrying Amount	$ 30
Accumulated Amortization	0
Total	$ 30